Concentrations and Risks (Tables)	6 Months Ended
Jun. 30, 2026
Concentrations and Risks [Abstract]
Schedule of Concentration Risk of Accounts Payable	However, certain suppliers accounted for more than 10% of accounts payable balances at period-end, as set out below:

	June 30, 2026	% accounts payable	December 31, 2025	% accounts payable
Company A	$-	-%	$-	-%
Company B	-	-%	-	-%
Company C	$-	-%	393,676	14.6%
	$-	-%	393,676	14.6%